UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

LK Balanced Fund
Institutional Class | LKBLX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past 12 months was again volatile, swinging on the Supreme Court’s rejection of the administration’s emergency tariff authority, to the outbreak of the U.S.–Iran conflict and the closure of the Strait of Hormuz late in the first quarter, to one of the strongest quarterly recoveries in twenty years during the second quarter of 2026. Much of the daily gyration was still driven by happenings in Washington, but this past year it was war and the resulting energy shock that did the most damage, taking the S&P 500 to the edge of correction territory before it recovered to a series of new record highs. Behind the headline news the Federal Reserve was less of a steadying factor than it was a year ago. After three cuts in late 2025 the Fed has sat at 3.50% to 3.75% all year. What seems to have powered the markets to new highs regularly is another 12 months of solid corporate earnings growth, and an expectation that it continues into 2027. The welcome change from last year is that the market is no longer so narrow. The Magnificent Seven actually detracted from index returns in the first half of 2026, leadership rotated into semiconductors, memory, and AI infrastructure, and the equal-weighted index, mid-caps, small caps, and international markets all participated. We remain cautiously optimistic on the U.S. economy over the next 12 months, but the risks have shifted: a Fed that might hike rates in an election year, a re-escalation in the Middle East, November midterms, and an AI capital spending cycle that dominates the market’s attention and earnings growth expectations. Equity markets are either oblivious to the risks or are just the best option in a troubled investing world. More likely the latter than the former. We continue to see pockets of value and are positioning the portfolio to weather the inevitable storms that lay on the horizon.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $50,000 chart reflects a hypothetical $50,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $50,000)
LK Balanced Fund	PAGE 1	TSR-AR-56166Y503

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	11.23	5.93	8.65
S&P 500 TR	22.32	13.41	15.51
Bloomberg US Aggregate Bond Index	3.79	0.08	1.54
Lipper Balanced Funds Index	13.79	6.32	8.49
Visit https://www.lkfunds.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$26,286,943
Number of Holdings	50
Net Advisory Fee	$47,705
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	7.5%
Texas Pacific Land	4.3%
Berkshire Hathaway	3.8%
Federal Home Loan Banks	3.8%
Alphabet	3.4%
Phillips 66	3.0%
Cullen Frost Bankers	2.9%
Aflac	2.9%
Johnson & Johnson	2.9%
Fifth Third Bancorp	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lkfunds.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Lawson Kroeker documents not be householded, please contact Lawson Kroeker at 1-855-698-1378, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Lawson Kroeker or your financial intermediary.
LK Balanced Fund	PAGE 2	TSR-AR-56166Y503

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$18,000	$18,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LK BALANCED FUND
Core Financial Statements
June 30, 2026

LK Balanced Fund
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 69.3%
Communication Services - 5.2%
Alphabet - Class C	2,500	$883,325
Walt Disney	5,000	481,250
		1,364,575
Consumer Discretionary - 3.3%
Asbury Automotive Group(a)	1,500	301,620
LKQ	9,000	236,970
MarineMax(a)	8,910	326,284
		864,874
Consumer Staples - 4.7%
Crimson Wine Group(a)	26,090	115,213
Hershey	3,300	578,985
PepsiCo	4,000	541,600
		1,235,798
Energy - 9.8%
Chevron	4,000	663,040
Phillips 66	4,600	777,630
Texas Pacific Land	2,600	1,137,864
		2,578,534
Financials - 23.5%(b)
Aflac	6,500	762,125
Arthur J. Gallagher	3,000	688,710
Berkshire Hathaway - Class B(a)	2,000	1,000,780
Brookfield Asset Management - Class A	5,250	235,463
Brookfield Corp.	3,750	159,712
Chubb	2,000	681,480
Cullen Frost Bankers	5,000	772,600
Fairfax Financial Holdings	365	601,085
Fifth Third Bancorp	13,000	732,810
Nelnet - Class A	4,000	533,320
		6,168,085
Health Care - 13.4%
Bruker	5,000	300,900
Charles River Laboratories International(a)	2,000	453,580
Elevance Health	1,200	464,076
HCA Healthcare	1,400	545,846
Johnson & Johnson	3,000	761,910
Pfizer	15,000	361,200
Thermo Fisher Scientific	1,300	651,768
		3,539,280

The accompanying notes are an integral part of these financial statements.

1

LK Balanced Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 5.3%
Canadian Pacific Kansas City	7,000	$606,550
Lincoln Electric Holdings	2,100	557,571
Sky Harbour Group(a)	23,000	226,320
		1,390,441
Information Technology - 2.8%
Microsoft	1,950	727,389
Materials - 1.3%
Vulcan Materials	1,200	354,012
TOTAL COMMON STOCKS (Cost $8,004,775)		18,222,988

	Par
CORPORATE BONDS - 17.2%
Consumer Discretionary - 1.9%
Genuine Parts, 6.50%, 11/01/2028	$500,000	516,252
Consumer Staples - 5.8%
Church & Dwight, 5.60%, 11/15/2032	500,000	523,420
Clorox, 4.70%, 05/15/2031	500,000	497,357
Flowers Foods, 3.50%, 10/01/2026	500,000	499,008
		1,519,785
Financials - 3.8%(b)
Old Republic International, 3.88%, 08/26/2026	500,000	499,488
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	490,242
		989,730
Industrials - 1.9%
Ferguson Enterprises, 4.35%, 03/15/2031	500,000	491,523
Materials - 3.8%
Air Products and Chemicals, 4.90%, 10/11/2032	500,000	505,352
PPG Industries, 4.38%, 03/15/2031	500,000	491,935
		997,287
TOTAL CORPORATE BONDS (Cost $4,546,419)		4,514,577
U.S. TREASURY SECURITIES - 7.5%
United States Treasury Note/Bond
1.50%, 08/15/2026	500,000	498,530
2.00%, 11/15/2026	500,000	496,473
2.25%, 02/15/2027	500,000	494,634
2.38%, 05/15/2027	500,000	492,796
TOTAL U.S. TREASURY SECURITIES (Cost $1,985,433)		1,982,433

The accompanying notes are an integral part of these financial statements.

2

LK Balanced Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 5.7%
Federal Farm Credit Banks Funding, 4.50%, 01/20/2033	$500,000	$493,716
Federal Home Loan Banks
4.00%, 09/19/2030(c)	500,000	498,206
4.60%, 11/17/2032	500,000	493,655
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,499,500)		1,485,577

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations - Class Z, 3.53%(d)	51,970	51,970
TOTAL MONEY MARKET FUNDS (Cost $51,970)		51,970
TOTAL INVESTMENTS - 99.9% (Cost $16,088,097)		$26,257,545
Other Assets in Excess of Liabilities - 0.1%		29,398
TOTAL NET ASSETS - 100.0%		$ 26,286,943

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

LK BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value	$26,257,545
Interest receivable	78,642
Dividends receivable	15,788
Dividend tax reclaims receivable	3,485
Prepaid expenses and other assets	5,643
Total assets	26,361,103
LIABILITIES:
Payable for audit fees	21,503
Payable for fund administration and accounting fees	20,435
Payable for trustees’ fees	9,148
Payable for transfer agent fees and expenses	6,021
Payable for legal fees	5,433
Payable for compliance fees	3,747
Payable to Adviser	2,487
Payable to custodian	1,300
Payable for custodian fees	1,279
Payable for expenses and other liabilities	2,807
Total liabilities	74,160
NET ASSETS	$26,286,943
Net Assets Consist of:
Paid-in capital	$14,505,603
Total distributable earnings	11,781,340
Total net assets	$26,286,943
Institutional Class
Net assets	$26,286,943
Shares issued and outstanding (unlimited shares authorized without par value)	499,932
Net asset value per share	$52.58
Cost:
Investments, at cost	$16,088,097

The accompanying notes are an integral part of these financial statements.

4

LK BALANCED FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$305,679
Less: dividend withholding taxes	(2,406)
Interest income	309,584
Total investment income	612,857
EXPENSES:
Investment advisory fee (See Note 4)	191,790
Fund administration and accounting fees (See Note 4)	81,592
Transfer agent fees (See Note 4)	27,228
Audit fees	21,719
Trustees’ fees	21,039
Legal fees	18,078
Compliance fees (See Note 4)	15,157
Reports to shareholders	5,832
Custodian fees (See Note 4)	5,176
Federal and state registration fees	5,165
Other expenses and fees	7,028
Total expenses	399,804
Fee waiver from Adviser (See Note 4)	(144,085)
Net expenses	255,719
Net investment income	357,138
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	1,631,326
Net realized gain	1,631,326
Net change in unrealized appreciation (depreciation) on:
Investments	752,379
Net change in unrealized appreciation (depreciation)	752,379
Net realized and unrealized gain	2,383,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,740,843

The accompanying notes are an integral part of these financial statements.

5

LK Balanced Fund
Statements of Changes in Net Assets

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income	$357,138	$435,900
Net realized gain	1,631,326	2,486,340
Net change in unrealized appreciation (depreciation)	752,379	(1,222,855)
Net increase in net assets from operations	2,740,843	1,699,385
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,749,992)	(2,348,456)
Total distributions to shareholders	(2,749,992)	(2,348,456)
CAPITAL TRANSACTIONS:
Shares sold	402,747	783,195
Shares issued from reinvestment of distributions	2,597,040	2,336,031
Shares redeemed	(2,590,363)	(6,359,841)
Net increase (decrease) in net assets from capital transactions	409,424	(3,240,615)
NET INCREASE (DECREASE) IN NET ASSETS	400,275	(3,889,686)
NET ASSETS:
Beginning of the year	25,886,668	29,776,354
End of the year	$ 26,286,943	$ 25,886,668
SHARES TRANSACTIONS
Shares sold	8,019	14,841
Shares issued from reinvestment of distributions	51,951	43,795
Shares redeemed	(48,509)	(117,375)
Total increase (decrease) in shares outstanding	11,461	(58,739)

The accompanying notes are an integral part of these financial statements.

6

LK Balanced Fund
Financial Highlights
Institutional Class

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$53.00	$54.41	$52.54	$49.26	$59.34
INVESTMENT OPERATIONS:
Net investment income	0.74(a)	0.94	0.83	0.66	0.49
Net realized and unrealized gain (loss) on investments(b)	4.90	2.29	4.48	4.59	(4.29)
Total from investment operations	5.64	3.23	5.31	5.25	(3.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.90)	(1.05)	(0.26)	(0.56)
Net realized gains	(5.23)	(3.74)	(2.39)	(1.71)	(5.72)
Total distributions	(6.06)	(4.64)	(3.44)	(1.97)	(6.28)
Net asset value, end of year	$52.58	$53.00	$54.41	$52.54	$49.26
Total return	11.23%	5.88%	10.55%	10.72%	−7.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,287	$25,887	$29,776	$27,380	$27,712
Ratio of expenses to average net assets:
Before expense waiver	1.56%	1.48%	1.46%	1.47%	1.38%
After expense waiver	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.40%	1.52%	1.52%	1.22%	0.86%
Portfolio turnover rate	31%	10%	16%	18%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

LK Balanced Fund
Notes to the Financial Statements
June 30, 2026
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and current income. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The limited partnership, which incepted on June 30, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012. The Fund currently offers one class, the Institutional Class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended June 30, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended June 30, 2026, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2023.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As of June 30, 2026, no reclassifications were made.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

8

LK Balanced Fund
Notes to the Financial Statements
June 30, 2026 (Continued)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
New Accounting Pronouncement – FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for period were determined to not be significant.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

9

LK Balanced Fund
Notes to the Financial Statements
June 30, 2026 (Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lawson Kroeker Investment Management, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,222,988	$—	$ —	$ 18,222,988
Corporate Bonds	—	4,514,577	—	4,514,577
U.S. Treasury Securities	—	1,982,433	—	1,982,433
U.S. Government Agency Issues	—	1,485,577	—	1,485,577
Short-Term Investment	51,970	—	—	51,970
Total Investments in Securities	$ 18,274,958	$ 7,982,587	$—	$ 26,257,545

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund’s average daily net assets on a monthly basis.
The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
July 2026 – June 2027	$133,743
July 2027 – June 2028	$138,226
July 2028 – June 2029	$144,085

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As

10

LK Balanced Fund
Notes to the Financial Statements
June 30, 2026 (Continued)
compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended June 30, 2026, are disclosed in the Statement of Operations.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2026, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$1,749,500	$1,749,414	$5,539,622	$7,459,902

6. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2026, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$10,469,498	$(300,050)	$10,169,448	$16,088,097

At June 30, 2026, components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
$188,084	$1,423,808	$10,169,448	$11,781,340

As of June 30, 2026, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2026, the Fund did not defer, on a tax basis, any qualified late year losses.
The tax character of distributions paid during the year ended June 30, 2026, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$377,675	$2,372,317	$2,749,992

The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$455,820	$1,892,636	$2,348,456

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

11

LK Balanced Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LK Balanced Fund and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 20, 2026

12

LK Balanced Fund
ADDITIONAL INFORMATION
June 30, 2026 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2026, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 77.09% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was 72.24% for the Fund. The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Lawson Kroeker Investment Management, Inc.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2026, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Lawson Kroeker Investment Management, Inc. (“LK” or the “Adviser”) regarding the LK Balanced Fund (the “Fund”) for another annual term.
Prior to the meeting and at a meeting held on January 6, 2026, the Trustees received and considered information from LK and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

13

LK Balanced Fund
ADDITIONAL INFORMATION
June 30, 2026 (UNAUDITED) (Continued)
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by LK with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by LK; (3) the costs of the services provided by LK and the profits realized by LK from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to LK resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of LK, and the Support Materials, the Board concluded that the overall arrangements between the Trust and LK set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that LK performs, the investment advisory fees that the Fund pays and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that LK provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that LK effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted the investment philosophy of the portfolio managers and their significant investment and portfolio management experience. The Trustees also considered LK’s capitalization and its assets under management. In that regard, the Trustees determined that LK had sufficient resources to support the management of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided by LK to the Fund pursuant to the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of LK. In assessing the quality of the portfolio management delivered by LK, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the composite of separate accounts that LK manages utilizing a similar investment strategy as that of the Fund. When reviewing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the Category and Cohort.
The Trustees noted that the Fund outperformed both the Category and Cohort averages for the five-year period ending September 30, 2025, while underperforming the Category and Cohort averages for the year-to-date, one year-period, three year period, and ten-year periods ended September 30, 2025. The Trustees also noted that the Fund underperformed its benchmark index for all periods presented. The Trustees observed that the Fund had outperformed its additional benchmark, the Bloomberg U.S. Aggregate Bond Index, for all periods, and had outperformed a second additional benchmark, the Lipper Balanced Funds Index, for the five-year, ten-year, and since-inception periods, but underperformed for the one-year and three-year periods, all ended September 30, 2025. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by LK over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into the Fund.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to LK under the Investment Advisory Agreement, as well as LK’s profitability from services that LK rendered to the Fund during the 12-month period ended September 30, 2025. The Trustees also noted favorably that LK had agreed to continue the expense limitation agreement under which LK contractually agreed to reduce its advisory fees and, if

14

LK Balanced Fund
ADDITIONAL INFORMATION
June 30, 2026 (UNAUDITED) (Continued)
necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus, and observed that LK had waived a portion of its management fee over the Fund’s most recent fiscal year. The Trustees then considered that the management fee LK charges to the Fund is generally within the range of fees charged to separately managed accounts with similar investment strategies as the Fund, depending on the size of the separately managed account. The Trustees noted that LK’s service relationship with the Fund has not been profitable.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Category and Cohort as of September 30, 2025. The Trustees noted the Fund’s management fee and total expenses (before and after waivers and expense reimbursements) were each higher than the Category and Cohort averages. They also considered that the average net assets of funds comprising the Cohort were significantly higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that LK’s advisory fee continues to be reasonable.
Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints but agreed to revisit the issue in the future as circumstances change and asset levels increase. The Trustees also considered that LK had agreed to consider breakpoints in the future in response to asset growth.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which LK utilizes soft dollar arrangements with respect to portfolio transactions as well as the fact that the Fund allows smaller client balances below LK’s separate account minimum to remain under management. The Trustees also took into account that LK does not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees considered that LK may receive some form of reputational benefit from services rendered to the Fund, but that any such benefits are difficult to accurately quantify. The Trustees concluded that LK does not receive additional material benefits from its relationship with the Fund.

15

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, NE 68106
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI, 53202
LEGAL COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	August 28, 2026

By (Signature and Title)*	/s/ Aaron G. Johanson
Aaron G. Johanson, Principal Financial Officer

Date	August 28, 2026

* Print the name and title of each signing officer under his or her signature.